UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-22083

Fidelity Central Investment Portfolios II LLC

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, MA 02210

 (Address of principal executive offices)       (Zip code)

Marc Bryant, Secretary

245 Summer St.

Boston, Massachusetts  02210

 (Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	August 31

Date of reporting period:	February 29, 2016

Item 1.

Reports to Stockholders

Fidelity® Mortgage Backed Securities Central Fund Semi-Annual Report February 29, 2016

Contents

Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees
Proxy Voting Results

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2016 FMR LLC. All rights reserved.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

Investment Summary (Unaudited)

Coupon Distribution as of February 29, 2016

	% of fund's investments	% of fund's investments 6 months ago
Zero coupon bonds	0.2	0.2
0.01 - 0.99%	3.6	5.0
1 - 1.99%	0.4	0.1
2 - 2.99%	3.6	5.4
3 - 3.99%	48.1	40.1
4 - 4.99%	26.6	26.7
5 - 5.99%	6.3	6.1
6 - 6.99%	1.5	1.9
7% and above	0.5	0.7

Coupon distribution shows the range of stated interest rates on the fund's investments, excluding short-term investments.

Weighted Average Maturity as of February 29, 2016

6 months ago
Years	5.2	5.4

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Duration as of February 29, 2016

6 months ago
Years	3.0	3.6

Duration is a measure of a security's price sensitivity to changes in interest rates. Duration differs from maturity in that it considers a security's interest payments in addition to the amount of time until the security reaches maturity, and also takes into account certain maturity shortening features (e.g., demand features, interest rate resets, and call options) when applicable. Securities with longer durations generally tend to be more sensitive to interest rate changes than securities with shorter durations. A fund with a longer average duration generally can be expected to be more sensitive to interest rate changes than a fund with a shorter average duration.

Asset Allocation (% of fund's net assets)

As of February 29, 2016*
U.S. Government and U.S. Government Agency Obligations	104.2%
Short-Term Investments and Net Other Assets (Liabilities)**	(4.2)%

 * Futures and Swaps (2.7)%

 ** Short-Term Investments and Net Other Assets (Liabilities) are not included in the pie chart

As of August 31, 2015*
U.S. Government and U.S. Government Agency Obligations	104.5%
Short-Term Investments and Net Other Assets (Liabilities)**	(4.5)%

 * Futures and Swaps (3.1)%

 ** Short-Term Investments and Net Other Assets (Liabilities) are not included in the pie chart

Percentages in the above tables are adjusted for the effect of TBA Sale Commitments.

Investments February 29, 2016

Showing Percentage of Net Assets

U.S. Government Agency - Mortgage Securities - 99.7%
	Principal Amount	Value
Fannie Mae - 55.0%
1.875% 10/1/34 (a)	2,498	2,571
1.93% 2/1/33 (a)	3,170	3,272
1.975% 10/1/33 (a)	4,202	4,337
1.98% 7/1/35 (a)	36,264	37,571
1.981% 1/1/35 (a)	485,871	502,109
1.988% 3/1/35 (a)	48,877	50,577
2.005% 1/1/35 (a)	5,490	5,674
2.011% 12/1/34 (a)	97,726	101,105
2.048% 10/1/33 (a)	33,453	34,626
2.07% 4/1/37 (a)	173,563	180,974
2.175% 3/1/35 (a)	9,195	9,502
2.19% 3/1/37 (a)	46,613	48,890
2.23% 7/1/34 (a)	57,661	60,054
2.24% 12/1/34 (a)	19,520	20,354
2.26% 1/1/35 (a)	328,221	341,679
2.302% 6/1/36 (a)	83,177	87,087
2.315% 9/1/36 (a)	138,158	144,610
2.317% 5/1/36 (a)	320,547	335,195
2.385% 3/1/33 (a)	172,615	180,378
2.391% 9/1/36 (a)	127,978	134,200
2.446% 5/1/35 (a)	402,586	422,799
2.45% 11/1/36 (a)	171,152	180,056
2.458% 3/1/35 (a)	130,788	138,229
2.46% 9/1/35 (a)	155,724	163,592
2.472% 7/1/35 (a)	201,240	211,465
2.476% 6/1/47 (a)	258,818	272,855
2.5% 9/1/22 to 8/1/43	100,770,576	103,008,573
2.525% 5/1/36 (a)	297,349	314,665
2.555% 6/1/36 (a)	584,696	618,589
2.557% 3/1/40 (a)	728,200	768,118
2.557% 6/1/42 (a)	505,359	520,578
2.559% 10/1/33 (a)	181,786	192,074
2.685% 12/1/39 (a)	425,014	449,410
2.689% 2/1/42 (a)	2,638,542	2,743,244
2.696% 7/1/34 (a)	367,266	389,651
2.761% 1/1/42 (a)	2,267,076	2,359,353
2.78% 9/1/37 (a)	57,132	60,703
2.872% 7/1/43 (a)	12,523,678	12,979,866
2.951% 11/1/40 (a)	308,647	320,429
2.98% 9/1/41 (a)	373,030	390,084
2.991% 10/1/41 (a)	161,585	168,758
3% 12/1/26 to 8/1/45	381,025,219	393,069,409
3% 3/1/31 (b)	5,400,000	5,631,278
3% 3/1/46 (b)	11,300,000	11,586,914
3% 3/1/46 (b)	6,300,000	6,459,961
3% 3/1/46 (b)	4,900,000	5,024,414
3% 3/1/46 (b)	4,100,000	4,204,101
3.007% 8/1/41 (a)	2,026,778	2,120,450
3.249% 7/1/41 (a)	525,373	548,898
3.346% 9/1/41 (a)	591,533	628,504
3.347% 10/1/41 (a)	289,612	304,078
3.465% 12/1/40 (a)	21,620,304	22,709,411
3.5% 1/1/25 to 1/1/46	844,251,486	890,202,603
3.5% 3/1/46 (b)	70,600,000	73,979,078
3.5% 3/1/46 (b)	43,500,000	45,582,010
3.5% 3/1/46 (b)	43,400,000	45,477,224
3.5% 3/1/46 (b)	69,600,000	72,931,216
3.5% 3/1/46 (b)	6,200,000	6,496,746
3.5% 3/1/46 (b)	41,938,000	43,945,249
3.5% 3/1/46 (b)	35,362,000	37,054,507
3.553% 7/1/41 (a)	649,214	682,696
4% 9/1/24 to 1/1/46	599,230,637	642,923,248
4% 3/1/46 (b)	200,000	213,391
4% 3/1/46 (b)	57,700,000	61,563,194
4% 3/1/46 (b)	37,700,000	40,224,132
4% 3/1/46 (b)	20,000,000	21,339,062
4% 3/1/46 (b)	200,000	213,391
4% 3/1/46 (b)	3,800,000	4,054,422
4% 3/1/46 (b)	500,000	533,477
4% 3/1/46 (b)	6,600,000	7,041,890
4% 3/1/46 (b)	15,700,000	16,751,164
4.5% 4/1/21 to 9/1/45	284,949,252	311,240,929
4.5% 3/1/46 (b)	19,100,000	20,744,392
4.5% 3/1/46 (b)	4,000,000	4,344,375
5% 3/1/18 to 3/1/45	90,454,977	100,384,449
5.204% 7/1/37 (a)	70,255	74,646
5.255% 8/1/41	4,762,813	5,391,231
5.5% 12/1/17 to 9/1/41	103,566,913	117,284,188
5.565% 8/1/46 (a)	64,347	67,221
6% 2/1/17 to 1/1/42	25,417,692	29,287,271
6.5% 4/1/16 to 4/1/37	3,762,794	4,288,512
7% 9/1/21 to 7/1/37	2,892,650	3,383,692
7.5% 12/1/22 to 2/1/32	1,242,857	1,474,381
8% 12/1/17 to 3/1/37	25,735	31,588
8.5% 12/1/16 to 8/1/23	3,157	3,571
9.5% 6/1/18 to 2/1/25	27,824	29,883
		3,190,484,303
Freddie Mac - 22.0%
1.625% 8/1/37 (a)	64,731	65,950
1.945% 3/1/35 (a)	164,240	169,278
2.106% 12/1/35 (a)	474,472	492,217
2.113% 2/1/37 (a)	325,911	338,595
2.153% 1/1/36 (a)	159,299	164,816
2.154% 8/1/37 (a)	141,058	147,293
2.175% 6/1/37 (a)	53,689	55,885
2.189% 3/1/36 (a)	320,238	332,022
2.2% 3/1/37 (a)	31,365	32,469
2.21% 3/1/36 (a)	316,532	329,921
2.246% 5/1/37 (a)	136,275	142,496
2.278% 6/1/33 (a)	395,791	414,246
2.362% 10/1/42 (a)	2,524,574	2,665,833
2.372% 11/1/35 (a)	364,739	380,137
2.419% 10/1/36 (a)	567,032	593,768
2.461% 10/1/35 (a)	241,381	253,076
2.489% 4/1/36 (a)	338,046	356,901
2.51% 6/1/37 (a)	45,263	47,620
2.511% 6/1/33 (a)	1,267,027	1,337,023
2.54% 6/1/37 (a)	468,747	494,819
2.562% 6/1/37 (a)	91,594	96,312
2.563% 5/1/37 (a)	126,125	133,463
2.595% 4/1/37 (a)	15,515	16,430
2.668% 4/1/37 (a)	164,979	173,875
2.67% 6/1/36 (a)	121,778	128,751
2.689% 3/1/35 (a)	1,889,208	2,005,529
2.795% 7/1/36 (a)	133,122	141,442
3% 8/1/42 to 1/1/46	262,953,299	269,776,209
3.004% 3/1/33 (a)	11,128	11,823
3.075% 12/1/36 (a)	576,949	613,008
3.082% 9/1/41 (a)	3,176,380	3,311,144
3.208% 9/1/41 (a)	358,806	374,965
3.216% 4/1/41 (a)	395,410	413,326
3.25% 10/1/35 (a)	74,852	79,531
3.292% 7/1/41 (a)	1,982,448	2,079,334
3.297% 6/1/41 (a)	430,464	449,875
3.427% 12/1/40 (a)	10,553,726	11,037,773
3.451% 5/1/41 (a)	300,983	313,173
3.5% 6/1/27 to 11/1/45 (c)	401,406,023	421,546,482
3.5% 3/1/46 (b)	42,100,000	44,015,878
3.626% 6/1/41 (a)	594,690	623,415
3.706% 5/1/41 (a)	486,585	510,817
4% 6/1/33 to 2/1/46	246,502,225	264,377,303
4% 3/1/46 (b)	44,200,000	47,097,986
4% 3/1/46 (b)	29,000,000	30,901,394
4.5% 6/1/25 to 1/1/45 (d)	49,210,632	53,671,157
5% 6/1/20 to 7/1/41	55,702,905	62,090,001
5.143% 4/1/38 (a)	400,615	425,279
5.5% 10/1/17 to 4/1/41 (d)	24,693,826	27,779,673
6% 7/1/16 to 12/1/37	4,740,113	5,418,550
6.5% 3/1/16 to 9/1/39	8,914,707	10,347,974
7% 6/1/21 to 9/1/36	2,680,234	3,158,550
7.5% 6/1/26 to 6/1/32	50,225	60,309
8% 7/1/16 to 1/1/37	93,379	114,430
8.5% 5/1/17 to 9/1/29	83,536	99,654
9% 5/1/17 to 10/1/20	176	187
9.5% 5/1/21 to 7/1/21	648	709
10% 11/15/18 to 11/1/20	270	294
11% 7/1/19 to 9/1/20	65	72
		1,272,210,442
Ginnie Mae - 22.7%
3% 5/15/42 to 12/20/45 (b)	193,268,909	200,541,047
3% 3/1/46 (b)	75,000,000	77,671,875
3.5% 11/15/40 to 2/20/46	490,262,015	518,620,587
4% 2/15/39 to 11/20/45	208,462,163	223,736,935
4% 3/1/46 (b)	43,375,000	46,323,576
4.5% 6/20/33 to 8/15/41	158,040,607	172,459,088
5% 12/15/32 to 9/15/41	47,717,987	53,707,078
5.5% 4/15/29 to 9/15/39	7,485,477	8,482,734
6% 10/15/30 to 5/15/40	7,722,646	8,982,592
6.5% 3/20/31 to 11/15/37	822,553	970,791
7% 10/15/22 to 3/15/33	2,637,928	3,147,992
7.5% 1/15/17 to 9/15/31	1,213,090	1,429,846
8% 8/15/16 to 11/15/29	426,348	500,006
8.5% 4/15/17 to 1/15/31	70,787	85,956
9% 8/15/19 to 1/15/23	3,236	3,587
9.5% 12/15/20 to 2/15/25	1,346	1,498
10.5% 9/20/16 to 1/20/18	2,619	2,759
11% 5/20/16 to 9/20/19	1,376	1,544
		1,316,669,491
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES
(Cost $5,700,800,109)		5,779,364,236

Collateralized Mortgage Obligations - 9.5%
U.S. Government Agency - 9.5%
Fannie Mae:
floater:	$	$
Series 2002-18 Class FD, 1.2358% 2/25/32 (a)	55,962	56,566
Series 2002-39 Class FD, 1.4295% 3/18/32 (a)	90,755	92,265
Series 2002-60 Class FV, 1.4358% 4/25/32 (a)	118,732	120,915
Series 2002-63 Class FN, 1.4358% 10/25/32 (a)	160,100	162,983
Series 2002-7 Class FC, 1.1858% 1/25/32 (a)	59,639	60,818
Series 2002-94 Class FB, 0.8358% 1/25/18 (a)	58,609	58,736
Series 2003-118 Class S, 7.6642% 12/25/33 (a)(e)(f)	1,852,483	426,102
Series 2006-104 Class GI, 6.2442% 11/25/36 (a)(e)(f)	1,367,212	279,191
planned amortization class:
Series 1992-168 Class KB, 7% 10/25/22	88,119	96,325
Series 1993-207 Class H, 6.5% 11/25/23	1,072,095	1,199,676
Series 1996-28 Class PK, 6.5% 7/25/25	344,769	386,115
Series 1999-17 Class PG, 6% 4/25/29	917,683	1,004,644
Series 1999-32 Class PL, 6% 7/25/29	825,048	904,911
Series 1999-33 Class PK, 6% 7/25/29	528,723	580,778
Series 2001-52 Class YZ, 6.5% 10/25/31	64,766	76,218
Series 2003-28 Class KG, 5.5% 4/25/23	621,618	674,468
Series 2004-21 Class QE, 4.5% 11/25/32	85,462	86,970
Series 2005-102 Class CO, 11/25/35(g)	498,669	450,670
Series 2005-73 Class SA, 16.4169% 8/25/35 (a)(f)	192,187	250,139
Series 2005-81 Class PC, 5.5% 9/25/35	775,565	903,056
Series 2006-105 Class MD, 5.5% 6/25/35	258,131	259,915
Series 2006-12 Class BO, 10/25/35(g)	2,168,494	2,055,106
Series 2006-37 Class OW, 5/25/36(g)	238,898	220,424
Series 2006-45 Class OP, 6/25/36(g)	659,366	595,725
Series 2006-62 Class KP, 4/25/36(g)	973,131	906,096
sequential payer:
Series 1997-41 Class J, 7.5% 6/18/27	180,528	213,059
Series 1999-25 Class Z, 6% 6/25/29	713,637	810,573
Series 2001-20 Class Z, 6% 5/25/31	956,363	1,048,729
Series 2001-31 Class ZC, 6.5% 7/25/31	496,120	575,514
Series 2002-16 Class ZD, 6.5% 4/25/32	246,828	289,309
Series 2002-74 Class SV, 7.1142% 11/25/32 (a)(e)	1,189,942	224,451
Series 2012-17 Class BC, 3.5% 3/25/27	5,391,000	5,800,905
Series 2012-67 Class AI, 4.5% 7/25/27 (e)	3,458,312	443,538
Series 06-116 Class SG, 6.2042% 12/25/36 (a)(e)(f)	912,027	177,138
Series 07-40 Class SE, 6.0042% 5/25/37 (a)(e)(f)	572,651	96,669
Series 1993-165 Class SH, 18.5671% 9/25/23 (a)(f)	43,143	59,039
Series 2003-21 Class SK, 7.6642% 3/25/33 (a)(e)(f)	153,645	30,622
Series 2003-35 Class TQ, 7.0642% 5/25/18 (a)(e)(f)	59,989	3,269
Series 2005-72 Class ZC, 5.5% 8/25/35	5,863,867	6,616,561
Series 2007-57 Class SA, 38.0052% 6/25/37 (a)(f)	443,016	947,378
Series 2007-66:
Class SA, 36.9852% 7/25/37 (a)(f)	663,136	1,358,746
Class SB, 36.9852% 7/25/37 (a)(f)	297,013	588,979
Series 2008-12 Class SG, 5.9142% 3/25/38 (a)(e)(f)	3,866,750	693,597
Series 2009-114 Class AI, 5% 12/25/23 (e)	541,674	16,648
Series 2009-16 Class SA, 5.8142% 3/25/24 (a)(e)(f)	229,442	5,356
Series 2009-76 Class MI, 5.5% 9/25/24 (e)	271,333	11,096
Series 2009-85 Class IB, 4.5% 8/25/24 (e)	368,187	25,971
Series 2009-93 Class IC, 4.5% 9/25/24 (e)	551,660	37,474
Series 2010-112 Class SG, 5.9242% 6/25/21 (a)(e)(f)	456,293	30,198
Series 2010-12 Class AI, 5% 12/25/18 (e)	1,219,953	54,327
Series 2010-135 Class LS, 5.6142% 12/25/40 (a)(e)(f)	3,517,021	631,148
Series 2010-139 Class NI, 4.5% 2/25/40 (e)	3,455,231	439,406
Series 2010-17 Class DI, 4.5% 6/25/21 (e)	351,843	19,038
Series 2010-23:
Class AI, 5% 12/25/18 (e)	496,927	19,882
Class HI, 4.5% 10/25/18 (e)	364,510	15,566
Series 2010-29 Class LI, 4.5% 6/25/19 (e)	1,098,885	43,046
Series 2010-97 Class CI, 4.5% 8/25/25 (e)	1,203,819	76,599
Series 2011-39 Class ZA, 6% 11/25/32	2,386,982	2,748,942
Series 2011-67 Class AI, 4% 7/25/26 (e)	1,056,626	110,418
Series 2011-83 Class DI, 6% 9/25/26 (e)	1,662,883	202,800
Series 2013-N1 Class A, 6.2842% 6/25/35 (a)(e)(f)	2,809,393	677,971
Series 2015-70 Class JC, 3% 10/25/45	18,661,785	19,472,865
Fannie Mae Stripped Mortgage-Backed Securities:
Series 339:
Class 29, 5.5% 8/25/18 (e)	176,499	7,224
Class 5, 5.5% 7/25/33 (e)	519,685	108,511
Series 343 Class 16, 5.5% 5/25/34 (e)	429,947	72,637
Series 348 Class 14, 6.5% 8/25/34 (a)(e)	306,407	67,050
Series 351:
Class 12, 5.5% 4/25/34 (a)(e)	208,579	37,248
Class 13, 6% 3/25/34 (e)	278,995	56,469
Series 359 Class 19, 6% 7/25/35 (a)(e)	189,809	33,895
Series 384 Class 6, 5% 7/25/37 (e)	2,457,617	454,160
Freddie Mac:
floater:
Series 2412 Class FK, 1.227% 1/15/32 (a)	46,250	46,734
Series 2423 Class FA, 1.327% 3/15/32 (a)	62,100	62,999
Series 2424 Class FM, 1.427% 3/15/32 (a)	69,052	70,326
Series 2432:
Class FE, 1.327% 6/15/31 (a)	110,911	112,596
Class FG, 1.327% 3/15/32 (a)	37,267	37,805
Series 3346 Class FA, 0.657% 2/15/19 (a)	263,008	262,926
floater target amortization class Series 3366 Class FD, 0.677% 5/15/37 (a)	2,665,462	2,651,072
planned amortization class:
Series 2006-15 Class OP, 3/25/36(g)	1,807,660	1,630,785
Series 2095 Class PE, 6% 11/15/28	1,015,279	1,116,705
Series 2101 Class PD, 6% 11/15/28	94,534	103,464
Series 2121 Class MG, 6% 2/15/29	398,374	436,587
Series 2131 Class BG, 6% 3/15/29	2,726,533	2,997,264
Series 2137 Class PG, 6% 3/15/29	447,497	490,956
Series 2154 Class PT, 6% 5/15/29	694,035	760,562
Series 2162 Class PH, 6% 6/15/29	169,000	184,689
Series 2425 Class JH, 6% 3/15/17	39,191	39,986
Series 2520 Class BE, 6% 11/15/32	954,820	1,048,969
Series 2585 Class KS, 7.173% 3/15/23 (a)(e)(f)	62,315	8,038
Series 2693 Class MD, 5.5% 10/15/33	2,438,321	2,759,863
Series 2802 Class OB, 6% 5/15/34	1,818,708	2,043,458
Series 2937 Class KC, 4.5% 2/15/20	2,128,767	2,210,291
Series 2962 Class BE, 4.5% 4/15/20	2,212,768	2,313,376
Series 3002 Class NE, 5% 7/15/35	2,601,642	2,864,942
Series 3110 Class OP, 9/15/35(g)	1,228,915	1,197,042
Series 3119 Class PO, 2/15/36(g)	2,053,868	1,878,110
Series 3121 Class KO, 3/15/36(g)	396,885	361,273
Series 3123 Class LO, 3/15/36(g)	1,193,277	1,089,881
Series 3145 Class GO, 4/15/36(g)	1,131,319	1,081,194
Series 3189 Class PD, 6% 7/15/36	2,636,553	2,946,493
Series 3225 Class EO, 10/15/36(g)	685,849	619,972
Series 3258 Class PM, 5.5% 12/15/36	1,135,747	1,277,251
Series 3415 Class PC, 5% 12/15/37	976,403	1,066,696
Series 3786 Class HI, 4% 3/15/38 (e)	3,144,092	327,546
Series 3806 Class UP, 4.5% 2/15/41	6,254,588	6,735,334
Series 3832 Class PE, 5% 3/15/41	4,305,283	4,944,431
sequential payer:
Series 2135 Class JE, 6% 3/15/29	196,125	214,926
Series 2274 Class ZM, 6.5% 1/15/31	213,846	247,842
Series 2281 Class ZB, 6% 3/15/30	539,217	588,772
Series 2303 Class ZV, 6% 4/15/31	236,854	260,572
Series 2357 Class ZB, 6.5% 9/15/31	1,621,755	1,909,158
Series 2502 Class ZC, 6% 9/15/32	477,395	527,439
Series 2519 Class ZD, 5.5% 11/15/32	832,828	905,499
Series 2546 Class MJ, 5.5% 3/15/23	390,402	416,204
Series 2601 Class TB, 5.5% 4/15/23	187,283	205,931
Series 2998 Class LY, 5.5% 7/15/25	505,003	553,387
Series 06-3115 Class SM, 6.173% 2/15/36 (a)(e)(f)	750,839	131,828
Series 2013-4281 Class AI, 4% 12/15/28 (e)	11,411,558	1,217,081
Series 2844:
Class SC, 44.0245% 8/15/24 (a)(f)	24,833	42,478
Class SD, 80.899% 8/15/24 (a)(f)	36,533	86,097
Series 2935 Class ZK, 5.5% 2/15/35	6,751,164	7,729,847
Series 2947 Class XZ, 6% 3/15/35	2,892,515	3,298,335
Series 3055 Class CS, 6.163% 10/15/35 (a)(e)	1,079,159	200,810
Series 3244 Class SG, 6.233% 11/15/36 (a)(e)(f)	2,587,360	575,520
Series 3274 Class SM, 6.003% 2/15/37 (a)(e)	1,259,498	231,941
Series 3284 Class CI, 5.693% 3/15/37 (a)(e)	6,066,439	1,146,985
Series 3287 Class SD, 6.323% 3/15/37 (a)(e)(f)	3,938,282	821,390
Series 3297 Class BI, 6.333% 4/15/37 (a)(e)(f)	5,786,572	1,213,600
Series 3336 Class LI, 6.153% 6/15/37 (a)(e)	2,037,550	320,199
Series 3772 Class BI, 4.5% 10/15/18 (e)	1,310,702	57,270
Series 3949 Class MK, 4.5% 10/15/34	1,851,721	2,007,243
Series 4471 Class PA 4% 12/15/40	25,359,975	26,966,200
target amortization class Series 2156 Class TC, 6.25% 5/15/29	569,103	629,827
Freddie Mac Manufactured Housing participation certificates guaranteed:
floater Series 1686 Class FA, 1.327% 2/15/24 (a)	233,357	235,933
sequential payer:
Series 2043 Class ZH, 6% 4/15/28	399,067	438,195
Series 2056 Class Z, 6% 5/15/28	777,997	853,575
Freddie Mac Multi-family Structured pass-thru certificates Series 4386 Class AZ, 4.5% 11/15/40	16,062,212	18,129,239
Ginnie Mae guaranteed REMIC pass-thru certificates:
floater:
Series 2007-37 Class TS, 6.2645% 6/16/37 (a)(e)(f)	1,105,238	189,142
Series 2010-H03 Class FA, 0.9719% 3/20/60 (a)(h)	12,445,942	12,365,680
Series 2010-H17 Class FA, 0.7519% 7/20/60 (a)(h)	1,330,577	1,309,147
Series 2010-H18 Class AF, 0.551% 9/20/60 (a)(h)	1,610,227	1,582,767
Series 2010-H19 Class FG, 0.551% 8/20/60 (a)(h)	1,875,178	1,843,703
Series 2010-H27 Series FA, 0.631% 12/20/60 (a)(h)	3,262,338	3,216,609
Series 2011-H05 Class FA, 0.751% 12/20/60 (a)(h)	5,144,286	5,099,967
Series 2011-H07 Class FA, 0.9295% 2/20/61 (a)(h)	9,934,409	9,853,194
Series 2011-H12 Class FA, 0.9195% 2/20/61 (a)(h)	13,170,089	13,056,445
Series 2011-H13 Class FA, 0.751% 4/20/61 (a)(h)	5,023,330	4,980,997
Series 2011-H14:
Class FB, 0.751% 5/20/61 (a)(h)	5,918,008	5,862,467
Class FC, 0.751% 5/20/61 (a)(h)	5,271,912	5,224,745
Series 2011-H17 Class FA, 0.781% 6/20/61 (a)(h)	6,942,914	6,894,047
Series 2011-H20 Class FA, 0.801% 9/20/61 (a)(h)	14,838,510	14,730,950
Series 2011-H21 Class FA, 0.851% 10/20/61 (a)(h)	7,723,980	7,685,917
Series 2012-H01 Class FA, 0.951% 11/20/61 (a)(h)	6,556,581	6,547,278
Series 2012-H03 Class FA, 0.951% 1/20/62 (a)(h)	4,166,376	4,160,422
Series 2012-H06 Class FA, 0.881% 1/20/62 (a)(h)	6,328,060	6,302,846
Series 2012-H07 Class FA, 0.881% 3/20/62 (a)(h)	3,808,223	3,792,736
Series 2012-H23 Class WA, 0.771% 10/20/62 (a)(h)	207,697	205,871
Series 2012-H26, Class CA, 0.781% 7/20/60 (a)(h)	14,041,126	14,004,575
Series 2013-H07 Class BA, 0.611% 3/20/63 (a)(h)	251,312	247,255
Series 2014-H03 Class FA, 1.0295% 1/20/64 (a)(h)	6,084,575	6,064,922
Series 2014-H05 Class FB, 1.0295% 12/20/63 (a)(h)	15,650,772	15,555,069
Series 2014-H11 Class BA, 0.9295% 6/20/64 (a)(h)	5,097,980	5,049,232
Series 2015-H07 Class FA, 0.3% 3/20/65 (a)(h)	25,450,898	25,337,995
Series 2015-H13 Class FL, 0.7095% 5/20/63 (a)(h)	38,063,151	37,905,657
Series 2015-H19 Class FA, 0.6295% 4/20/63 (a)(h)	32,838,168	32,662,963
planned amortization class:
Series 1993-13 Class PD, 6% 5/20/29	951,851	1,095,098
Series 1997-8 Class PE, 7.5% 5/16/27	398,107	474,834
Series 2011-136 Class WI, 4.5% 5/20/40 (e)	2,476,398	251,628
sequential payer Series 2004-24 Class ZM, 5% 4/20/34	3,841,796	4,275,164
Series 2004-32 Class GS, 6.0745% 5/16/34 (a)(e)(f)	596,331	125,224
Series 2004-73 Class AL, 6.7695% 8/17/34 (a)(e)(f)	709,202	178,367
Series 2007-35 Class SC, 37.647% 6/16/37 (a)(f)	47,275	94,604
Series 2010-14 Class SN, 5.5245% 2/16/40 (a)(e)(f)	4,646,112	907,174
Series 2010-98 Class HS, 6.174% 8/20/40 (a)(e)	3,484,038	617,075
Series 2010-H10 Class FA, 0.7519% 5/20/60 (a)(h)	4,210,835	4,144,276
Series 2011-94 Class SA, 5.668% 7/20/41 (a)(e)(f)	3,441,486	544,870
Series 2012-76 Class GS, 6.2745% 6/16/42 (a)(e)(f)	2,363,393	472,603
Series 2012-97 Class JS, 5.8245% 8/16/42 (a)(e)(f)	7,572,774	1,379,669
Series 2013-124:
Class ES, 8.0987% 4/20/39 (a)(f)	6,306,490	6,983,294
Class ST, 8.232% 8/20/39 (a)(f)	11,846,739	13,682,448
Series 2013-147 Class A/S, 5.724% 10/20/43 (a)(e)	6,347,020	989,989
Series 2015-H13 Class HA, 2.5% 8/20/64 (h)	58,885,929	60,096,941
Series 2015-H17:
Class GZ, 4.4511% 5/20/65 (a)(h)	733,787	824,109
Class HA, 2.5% 5/20/65 (h)	25,120,608	25,648,761
Series 2015-H21 Class HA, 2.5% 6/20/63 (h)	1,349,909	1,376,045
Ginnie Mae pass thru certificates Series 2010-85 Class SE, 6.124% 7/20/40 (a)(e)	3,916,519	686,964
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $549,088,584)		553,887,507

Commercial Mortgage Securities - 4.1%
Freddie Mac:
pass-thru certificates floater Series KF01 Class A, 0.7716% 4/25/19 (a)	88,952	88,789
sequential payer:
Series K030 Class A2, 3.25% 4/25/23	22,217,000	23,898,118
Series K033 Class A2, 3.06% 7/25/23	42,446,797	45,059,567
Series K034 Class A2, 3.531% 7/25/23	62,917,377	68,734,447
Series K035 Class A2, 3.458% 8/25/23	5,084,000	5,526,473
Series K037 Class A2, 3.49% 1/25/24	3,950,000	4,303,678
Series K032 Class A2, 3.31% 5/25/23	8,094,000	8,724,280
Series K036 Class A2, 3.527% 10/25/23	13,325,000	14,550,107
Series K720 Class A2, 2.716% 6/25/22	15,369,000	15,969,061
Series K721 Class A2, 3.09% 8/25/22	38,400,000	40,877,910
Freddie Mac Multi-family Structured pass-thru certificates sequential payer Series K038 Class A2, 3.389% 3/25/24	8,171,000	8,844,712
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $226,929,207)		236,577,142
	Maturity Amount	Value

Cash Equivalents - 1.5%
Investments in repurchase agreements in a joint trading account at 0.4%, dated 2/29/16 due 3/1/16 (Collateralized by U.S. Government Obligations) #
(Cost $85,424,000)	85,424,949	85,424,000
TOTAL INVESTMENT PORTFOLIO - 114.8%
(Cost $6,562,241,900)		6,655,252,885
NET OTHER ASSETS (LIABILITIES) - (14.8)%		(858,922,501)
NET ASSETS - 100%		$5,796,330,384

TBA Sale Commitments
	Principal Amount	Value
Fannie Mae
3.5% 3/1/46	$(69,600,000)	$(72,931,216)
3.5% 3/1/46	(69,600,000)	(72,931,216)
3.5% 3/1/46	(73,200,000)	(76,703,520)
4% 3/1/46	(20,200,000)	(21,552,453)
4% 3/1/46	(37,700,000)	(40,224,132)
4% 3/1/46	(37,700,000)	(40,224,132)
4% 3/1/46	(20,000,000)	(21,339,062)
4% 3/1/46	(200,000)	(213,391)
4% 3/1/46	(17,500,000)	(18,671,679)

TOTAL FANNIE MAE		(364,790,801)

Freddie Mac
4% 3/1/46	(2,995,000)	(3,191,368)
4% 3/1/46	(2,005,000)	(2,136,458)
4% 3/1/46	(2,100,000)	(2,237,687)
4% 3/1/46	(45,400,000)	(48,376,665)
4% 3/1/46	(19,300,000)	(20,565,410)

TOTAL FREDDIE MAC		(76,507,588)

Ginnie Mae
3% 3/1/46	(40,800,000)	(42,253,500)
4% 3/1/46	(43,375,000)	(46,323,576)

TOTAL GINNIE MAE		(88,577,076)

TOTAL TBA SALE COMMITMENTS
(Proceeds $530,248,810)		$(529,875,465)

Swaps

Clearinghouse/Counterparty(1)	Expiration Date	Notional Amount	Payment Received	Payment Paid	Value	Upfront Premium Received/(Paid)(2)	Unrealized Appreciation/(Depreciation)
Interest Rate Swaps
LCH	Mar. 2021	$110,600,000	3-month LIBOR	2%	$(3,151,495)	$0	$(3,151,495)
LCH	Mar. 2026	42,800,000	3-month LIBOR	2.5%	(2,486,344)	0	(2,486,344)
LCH	Mar. 2046	6,720,000	3-month LIBOR	2.75%	(823,236)	0	(823,236)

TOTAL INTEREST RATE SWAPS					$(6,461,075)	$0	$(6,461,075)

 (1) Swaps with LCH Clearnet Group (LCH) are centrally cleared over-the-counter (OTC) swaps.

 (2) Any premiums for centrally cleared over-the-counter (OTC) swaps are recorded periodically throughout the term of the swap to a daily variation margin and included in unrealized appreciation (depreciation).

For the period, the average monthly notional amount for swaps in the aggregate was $177,820,000.

Legend

 (a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (b) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (c) Security or a portion of the security was pledged to cover margin requirements for centrally cleared OTC swaps. At period end, the value of securities pledged amounted to $7,106,735.

 (d) Security or a portion of the security has been segregated as collateral for mortgage-backed or asset-backed securities purchased on a delayed delivery or when-issued basis. At period end, the value of securities pledged amounted to $394,520.

 (e) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

 (f) Coupon is inversely indexed to a floating interest rate multiplied by a specified factor. The price may be considerably more volatile than the price of a comparable fixed rate security.

 (g) Principal Only Strips represent the right to receive the monthly principal payments on an underlying pool of mortgage loans.

 (h) Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.

Investment Valuation

All investments and derivative instruments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of February 29, 2016. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Interest Rate Risk
Swaps(a)	$0	$(6,461,075)
Total Interest Rate Risk	0	(6,461,075)
Total Value of Derivatives	$0	$(6,461,075)

 (a) For centrally cleared over-the-counter (OTC) swaps, reflects gross cumulative appreciation (depreciation) as presented in the Schedule of Investments. For centrally cleared OTC swaps, only the period end receivable or payable for daily variation margin and net unrealized appreciation (depreciation) are presented in the Statement of Assets and Liabilities

Other Information

# Additional information on each counterparty to the repurchase agreement is as follows:

Repurchase Agreement / Counterparty	Value
$85,424,000 due 3/01/16 at 0.40%
Commerz Markets LLC	$85,424,000
$85,424,000

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		February 29, 2016
Assets
Investment in securities, at value (including repurchase agreements of $85,424,000) — See accompanying schedule: Unaffiliated issuers (cost $6,562,241,900)		$6,655,252,885
Cash		176
Receivable for investments sold
Regular delivery		57,523,981
Delayed delivery		62,481,424
Receivable for TBA sale commitments		530,248,810
Interest receivable		16,300,196
Other receivables		66,914
Total assets		7,321,874,386
Liabilities
Payable for investments purchased
Regular delivery	$166,931,955
Delayed delivery	824,745,126
TBA sale commitments, at value	529,875,465
Distributions payable	3,729,543
Payable for daily variation margin for derivative instruments	143,808
Other payables and accrued expenses	118,105
Total liabilities		1,525,544,002
Net Assets		$5,796,330,384
Net Assets consist of:
Paid in capital		$5,709,407,130
Net unrealized appreciation (depreciation) on investments		86,923,254
Net Assets, for 52,656,464 shares outstanding		$5,796,330,384
Net Asset Value, offering price and redemption price per share ($5,796,330,384 ÷ 52,656,464 shares)		$110.08

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended February 29, 2016
Investment Income
Interest		$69,794,788
Expenses
Custodian fees and expenses	$102,701
Independent directors' compensation	11,077
Interest	1,164
Total expenses before reductions	114,942
Expense reductions	(11,085)	103,857
Net investment income (loss)		69,690,931
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	16,647,601
Swaps	(10,303,825)
Total net realized gain (loss)		6,343,776
Change in net unrealized appreciation (depreciation) on: Investment securities	40,277,299
Swaps	(1,369,191)
Delayed delivery commitments	422,154
Total change in net unrealized appreciation (depreciation)		39,330,262
Net gain (loss)		45,674,038
Net increase (decrease) in net assets resulting from operations		$115,364,969

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended February 29, 2016	Year ended August 31, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$69,690,931	$118,046,655
Net realized gain (loss)	6,343,776	117,356,625
Change in net unrealized appreciation (depreciation)	39,330,262	(125,831,264)
Net increase (decrease) in net assets resulting from operations	115,364,969	109,572,016
Distributions to partners from net investment income	(68,450,929)	(115,210,376)
Affiliated share transactions
Proceeds from sales of shares	752,035,388	1,224,678,758
Reinvestment of distributions	48,299,107	93,517,959
Cost of shares redeemed	(160,044,044)	(6,907,840,499)
Net increase (decrease) in net assets resulting from share transactions	640,290,451	(5,589,643,782)
Total increase (decrease) in net assets	687,204,491	(5,595,282,142)
Net Assets
Beginning of period	5,109,125,893	10,704,408,035
End of period	$5,796,330,384	$5,109,125,893
Other Affiliated Information
Shares
Sold	6,876,295	11,211,328
Issued in reinvestment of distributions	441,319	854,047
Redeemed	(1,468,833)	(63,927,321)
Net increase (decrease)	5,848,781	(51,861,946)

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Mortgage Backed Securities Central Fund

	Six months ended February 29,	Years ended August 31,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$109.15	$108.49	$105.15	$109.85	$108.12	$106.08
Income from Investment Operations
Net investment income (loss)A	1.404	2.638	2.974	2.166	3.030	3.338
Net realized and unrealized gain (loss)	.903	.553	3.253	(4.725)	1.827	2.093
Total from investment operations	2.307	3.191	6.227	(2.559)	4.857	5.431
Distributions to partners from net investment income	(1.377)	(2.531)	(2.887)	(2.141)	(3.127)	(3.391)
Net asset value, end of period	$110.08	$109.15	$108.49	$105.15	$109.85	$108.12
Total ReturnB,C	2.13%	2.96%	5.99%	(2.37)%	4.56%	5.24%
Ratios to Average Net AssetsD
Expenses before reductionsE	- %F	-%	-%	-%	-%	-%
Expenses net of fee waivers, if anyE	- %F	-%	-%	-%	-%	-%
Expenses net of all reductionsE	- %F	-%	-%	-%	-%	-%
Net investment income (loss)	2.58%F	2.40%	2.78%	2.00%	2.79%	3.16%
Supplemental Data
Net assets, end of period (000 omitted)	$5,796,330	$5,109,126	$10,704,408	$13,764,063	$15,654,764	$12,859,562
Portfolio turnover rate	356%F	448%G	375%	435%	451%	634%G

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 E Amount represents less than .005%.

 F Annualized

 G Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements

For the period ended February 29, 2016

1. Organization.

Fidelity Mortgage Backed Securities Central Fund (the Fund) is a fund of Fidelity Central Investment Portfolios II LLC (the LLC) and is authorized to issue an unlimited number of shares. The LLC is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware Limited Liability Company. Each fund in the LLC is a separate partnership for tax purposes. Shares of the Fund are only offered to other investment companies and accounts managed by Fidelity Management & Research Company (FMR), or its affiliates (the Investing Funds). The Board of Directors may permit the purchase of shares (for cash, securities or other consideration) and admit new Eligible Accredited Investors into each fund, in accordance with the Partnership Agreement.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Directors (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the FMR Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Brokers which make markets in asset backed securities, collateralized mortgage obligations and commercial mortgage securities may also consider such factors as the structure of the issue, cash flow assumptions, the value of underlying assets as well as any guarantees. Swaps are marked-to-market daily based on valuations from third party pricing vendors, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Short-term securities with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and Net Asset Value (NAV) include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Director Compensation. Under a Deferred Compensation Plan (the Plan), independent Directors may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Directors are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Partners. No provision has been made for U.S. Federal income taxes because the Fund allocates, at least annually among its partners, each partner's share of the Fund's income and expenses and capital gains and losses as determined by income tax regulations for inclusion in each partner's tax return.

Distributions are declared daily and paid monthly from net investment income on a book basis, except for certain items such as market discount and financing transactions which are deemed distributed based on allocations to the partners and are reclassified to paid in capital. Due to the Fund's partnership structure, paid in capital includes any accumulated net investment income/(loss) and net realized gain/(loss) on investments.

There are no unrecognized tax benefits in the accompanying financial statements in connection with the tax positions taken by the Fund; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$102,609,962
Gross unrealized depreciation	(9,015,194)
Net unrealized appreciation (depreciation) on securities	$93,594,768
Tax Cost	$6,561,658,117

Repurchase Agreements. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the Fund along with other registered investment companies having management contracts with FMR, or other affiliated entities of FMR, are permitted to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements may be collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

To-Be-Announced (TBA) Securities and Mortgage Dollar Rolls. During the period, the Fund transacted in TBA securities that involved buying or selling mortgage-backed securities (MBS) on a forward commitment basis. A TBA transaction typically does not designate the actual security to be delivered and only includes an approximate principal amount; however delivered securities must meet specified terms defined by industry guidelines, including issuer, rate and current principal amount outstanding on underlying mortgage pools. The Fund may enter into a TBA transaction with the intent to take possession of or deliver the underlying MBS, or the Fund may elect to extend the settlement by entering into either a mortgage or reverse mortgage dollar roll. Mortgage dollar rolls are transactions where a fund sells TBA securities and simultaneously agrees to repurchase MBS on a later date at a lower price and with the same counterparty. Reverse mortgage dollar rolls involve the purchase and simultaneous agreement to sell TBA securities on a later date at a lower price. Transactions in mortgage dollar rolls and reverse mortgage dollar rolls are accounted for as purchases and sales and may result in an increase to the Fund's portfolio turnover rate.

Purchases and sales of TBA securities involve risks similar to those discussed above for delayed delivery and when-issued securities. Also, if the counterparty in a mortgage dollar roll or a reverse mortgage dollar roll transaction files for bankruptcy or becomes insolvent, the Fund's right to repurchase or sell securities may be limited. Additionally, when a fund sells TBA securities without already owning or having the right to obtain the deliverable securities (an uncovered forward commitment to sell), it incurs a risk of loss because it could have to purchase the securities at a price that is higher than the price at which it sold them. A fund may be unable to purchase the deliverable securities if the corresponding market is illiquid.

TBA securities subject to a forward commitment to sell at period end are included at the end of the Fund's Schedule of Investments under the caption "TBA Sale Commitments." The proceeds and value of these commitments are reflected in the Fund's Statement of Assets and Liabilities as Receivable for TBA sale commitments and TBA sale commitments, at value, respectively.

3. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including swaps. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to centrally cleared OTC swaps may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance of the Fund, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Swaps(a)	$(10,303,825)	$(1,369,191)

 (a) A summary of the value of derivatives by primary risk exposure as of period end is included at the end of the Schedule of Investments

Swaps. A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount. A centrally cleared OTC swap is a transaction executed between a fund and a dealer counterparty, then cleared by a futures commission merchant (FCM) through a clearinghouse. Once cleared, the clearinghouse serves as a central counterparty, with whom a fund exchanges cash flows for the life of the transaction, similar to transactions in futures contracts.

Centrally cleared OTC swaps require a fund to deposit either cash or securities (initial margin) with the FCM, at the instruction of and for the benefit of the clearinghouse. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Centrally cleared OTC swaps are marked-to-market daily and subsequent payments (variation margin) are made or received depending on the daily fluctuations in the value of the swaps and are recorded as unrealized appreciation or (depreciation). These daily payments, if any, are included in receivable or payable for daily variation margin for derivative instruments in the Statement of Assets and Liabilities. Any premiums for centrally cleared OTC swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation) in the Statement of Assets and Liabilities. Any premiums are recognized as realized gain (loss) upon termination or maturity of the swap.

Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Some swaps may be terminated prior to the effective date and realize a gain or loss upon termination. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is included in the Statement of Operations.

Any open swaps at period end are included in the Schedule of Investments under the caption "Swaps".

Interest Rate Swaps. Interest rate swaps are agreements between counterparties to exchange cash flows, one based on a fixed rate, and the other on a floating rate. The Fund entered into interest rate swaps to manage its exposure to interest rate changes. Changes in interest rates can have an effect on both the value of bond holdings as well as the amount of interest income earned. In general, the value of bonds can fall when interest rates rise and can rise when interest rates fall.

4. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. Fidelity Investments Money Management, Inc. (the investment adviser), an affiliate of FMR, provides the Fund with investment management services. The Fund does not pay any fees for these services. Pursuant to the Fund's management contract with the investment adviser, FMR pays the investment adviser a portion of the management fees it receives from the Investing Funds. In addition, under an expense contract, FMR also pays all other expenses of the Fund, excluding custody fees, the compensation of the independent Directors, and certain exceptions such as interest expense.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$114,164,000.37%		$1,164

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

5. Expense Reductions.

FMR has voluntarily agreed to reimburse a portion of the Fund's operating expenses. For the period, the reimbursement reduced the expenses by $11,077.

In addition, through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $8.

6. Other.

The Fund's organizational documents provide former and current directors and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds managed by FMR or its affiliates were the owners of record of all of the outstanding shares of the Fund.

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Central Investment Portfolios II LLC and the Shareholders of Fidelity Mortgage Backed Securities Central Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Mortgage Backed Securities Central Fund (a fund of Fidelity Central Investment Portfolios II LLC) at February 29, 2016, the results of its operations, the changes in its net assets and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fidelity Mortgage Backed Securities Central Fund’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at February 29, 2016 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts
April 15, 2016

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2015 to February 29, 2016).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value September 1, 2015	Ending Account Value February 29, 2016	Expenses Paid During Period-B September 1, 2015 to February 29, 2016
Actual	.0038%	$1,000.00	$1,021.30	$.02
Hypothetical-C		$1,000.00	$1,024.84	$.02

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

 C 5% return per year before expenses

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Mortgage Backed Securities Central Fund

Each year, the Board of Directors, including the Independent Directors (together, the Board), votes on the renewal of the management contract with Fidelity Investments Money Management, Inc. (FIMM) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Directors' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established four standing committees (Committees) — Operations, Audit, Fair Valuation, and Governance and Nominating — each composed of and chaired by Independent Directors with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Directors are members, meets regularly throughout the year and considers, among other matters, information specifically related to the annual consideration of the renewal of the fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to all of the Fidelity funds.

At its September 2015 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant and reached a determination, with the assistance of fund counsel and Independent Directors' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and the fact that no fee is payable under the management contract was fair and reasonable.

Nature, Extent, and Quality of Services Provided.  The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Directors also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund.

Resources Dedicated to Investment Management and Support Services.  The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory and administrative services performed by FIMM, the sub-advisers, and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

Investment Performance.  The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. The Board reviewed the fund's absolute investment performance, as well as the fund's relative investment performance, but did not consider performance to be a material factor in its decision to renew the fund's Advisory Contracts, as the fund is not publicly offered as a stand-alone investment product. In this regard, the Board noted that the fund is designed to offer a liquid investment option for other Fidelity funds and accounts and ultimately to enhance the performance of those funds and accounts.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered that while the fund does not pay a management fee, Fidelity Management & Research Company (FMR) pays a management fee on behalf of the fund and receives fees for providing services to funds that invest in the fund. The Board also noted that FMR bears all expenses of the fund, except expenses related to the fund's investment activities (primarily custody expenses). Based on its review, the Board concluded that the management fee paid on behalf of the fund and the fund's total expense ratio were reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the level of Fidelity's profits in respect of all the Fidelity funds, as well as the profitability of each fund that invests in this fund.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of fund profitability and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board concluded that the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund were not relevant to the renewal of the Advisory Contracts because the fund pays no advisory fees and FMR bears all expenses of the fund, except expenses related to the fund's investment activities.

Economies of Scale.  The Board concluded that because the fund pays no advisory fees and FMR bears all expenses of the fund, except expenses related to the fund's investment activities, economies of scale cannot be realized by the fund.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (iv) the arrangements with and compensation paid to certain fund sub-advisers on behalf of the Fidelity funds; (v) Fidelity's voluntary waiver of its fees to maintain minimum yields for certain money market funds and classes as well as contractual waivers in place for certain funds; (vi) the methodology with respect to competitive fund data and peer group classifications; (vii) Fidelity's transfer agent fee, expense, and service structures for different funds and classes relative to competitive trends, and the impact of the increased use of omnibus accounts; (viii) Fidelity's long-term expectations for its offerings in the workplace investing channel; (ix) new developments in the retail and institutional marketplaces; and (x) the impact of money market reform on Fidelity's money market funds. In addition, the Board considered its discussions with Fidelity throughout the year regarding enhanced information security initiatives and the funds' fair valuation policies.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Proxy Voting Results

A special meeting of shareholders was held on November 18, 2015. The results of votes taken among shareholders on the proposal before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1

To elect a Board of Trustees.
	# of Votes	% of Votes
Elizabeth S. Acton
Affirmative	13,097,413,823.64	100.000
Withheld	0.00	0.000
TOTAL	13,097,413,823.64	100.000
John Engler
Affirmative	13,097,413,823.64	100.000
Withheld	0.00	0.000
TOTAL	13,097,413,823.64	100.000
Albert R. Gamper, Jr.
Affirmative	13,097,413,823.64	100.000
Withheld	0.00	0.000
TOTAL	13,097,413,823.64	100.000
Robert F. Gartland
Affirmative	13,097,413,823.64	100.000
Withheld	0.00	0.000
TOTAL	13,097,413,823.64	100.000
Abigail P. Johnson
Affirmative	13,097,413,823.64	100.000
Withheld	0.00	0.000
TOTAL	13,097,413,823.64	100.000
Arthur E. Johnson
Affirmative	13,097,413,823.64	100.000
Withheld	0.00	0.000
TOTAL	13,097,413,823.64	100.000
Michael E. Kenneally
Affirmative	13,097,413,823.64	100.000
Withheld	0.00	0.000
TOTAL	13,097,413,823.64	100.000
James H. Keyes
Affirmative	13,097,413,823.64	100.000
Withheld	0.00	0.000
TOTAL	13,097,413,823.64	100.000
Marie L. Knowles
Affirmative	13,097,413,823.64	100.000
Withheld	0.00	0.000
TOTAL	13,097,413,823.64	100.000
Geoffrey A. von Kuhn
Affirmative	13,097,413,823.64	100.000
Withheld	0.00	0.000
TOTAL	13,097,413,823.64	100.000
Proposal 1 reflects trust wide proposal and voting results.

Corporate Headquarters

245 Summer St.

Boston, MA 02210

www.fidelity.com

MBSCEN-SANN-0416
1.833865.109

Item 2.

Code of Ethics

Not applicable.

Item 3.

Audit Committee Financial Expert

Not applicable.

Item 4.

Principal Accountant Fees and Services

Not applicable.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Central Investment Portfolios II LLC’s Board of Trustees.

Item 11.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Central Investment Portfolios II LLC’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 12.

Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Central Investment Portfolios II LLC

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	April 22, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	April 22, 2016

By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	April 22, 2016